UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Municipal Income Trust

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 142.5%
Airport Revenue - 2.6%
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, AGM, 5.75%, 2022	$3,000,000	$3,178,444
Houston, TX, Airport System Rev., “B”, 5%, 2026	265,000	304,419
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	1,365,000	1,464,017
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	485,000	530,459
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	550,000	599,478
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	1,215,000	1,319,028

		$7,395,845
General Obligations - General Purpose - 3.3%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$1,260,000	$1,496,666
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	495,000	562,454
Luzerne County, PA, AGM, 6.75%, 2023	865,000	1,035,388
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “F”, N, 5.25%, 2024	2,500,000	2,741,625
State of California, 5.25%, 2028	660,000	769,857
State of California, 5.25%, 2030	1,560,000	1,801,098
State of California, 5%, 2041	455,000	491,901
State of Hawaii, “DZ”, 5%, 2031	335,000	396,345

		$9,295,334
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$170,000	$182,502

General Obligations - Schools - 0.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$525,000	$220,915
Chicago, IL, Board of Education, “A”, 5%, 2041	170,000	180,146
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	196,259
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	145,000	56,414
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	955,000	476,335
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	965,000	429,965

		$1,560,034
Healthcare Revenue - Hospitals - 32.4%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$600,696
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,571,339
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	849,254
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,509,090
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center), “A”, 5%, 2038	380,000	381,208
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	260,000	274,219
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	650,000	708,812
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	1,295,000	1,548,678
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	1,060,000	1,134,179
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	745,000	730,614
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	275,000	232,133
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	865,000	874,576
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	1,150,000	1,212,227
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	615,000	647,681
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	230,000	248,276
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,387,604
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	1,098,884
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	570,000	605,203
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	755,000	725,155
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	610,000	720,990
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	375,000	333,308

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	$945,000	$1,132,025
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	940,000	1,052,612
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2012 (c)	1,000,000	1,037,970
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	1,018,980
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,860,000	1,932,410
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	595,000	644,683
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	375,000	402,821
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	365,000	388,762
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	1,095,000	1,189,444
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2012 (c)	1,725,000	1,764,140
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,615,000	1,634,202
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	109,075
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	104,970
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	435,000	477,769
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	495,000	505,850
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,020,000	1,030,690
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	505,000	419,897
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	855,587
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	1,007,338
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,000,000	2,176,180
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	1,025,763
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	226,301
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	1,134,955
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	437,771
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	1,110,000	1,183,482
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	121,760
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	75,000	75,959
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	99,379
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	391,428
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	300,000	292,698
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	175,000	173,910
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,331,834
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,610,000	1,739,927
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	1,665,000	1,705,326
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,778,640
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,735,000	1,857,665
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	725,000	726,269
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,611,324
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	521,256
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	1,970,064
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 2040 (u)	12,500,000	13,731,500
Salida, CO, Hospital District Rev., 5.25%, 2036	1,582,000	1,528,829
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 13.116%, 2020 (p)	600,000	603,768
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	625,000	646,525
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	191,349
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	325,811
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	387,915
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	205,000	213,026
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	862,480
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2013 (c)	670,000	711,728
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	255,000	276,229
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	385,000	411,727
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	1,139,028
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	735,000	62,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	$3,085,000	$3,090,214
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	975,091
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	807,133
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	1,750,000	2,005,220
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	606,564
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,557,570
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	1,400,000	1,458,954
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,095,000	1,094,858
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	200,657
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	904,900
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,041,780
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	320,000	354,259
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	95,000	103,349
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	1,137,247
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	752,845
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	750,000	736,905

		$92,605,178
Healthcare Revenue - Long Term Care - 13.2%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	$345,000	$305,121
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	855,443
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	3,400,000	2,860,012
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	431,161
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	289,980
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	163,574
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	197,784
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	80,000	82,842
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	150,488
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	555,000	511,405
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	663,351
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	375,000	372,034
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	1,020,820
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	1,170,000	1,184,286
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	1,360,000	1,444,334
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	772,675
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	300,485
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	330,000	307,940
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	937,630
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	189,026
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	122,164
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	275,000	321,376
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	531,970
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	410,000	388,746
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	362,622
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	850,000	883,159
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	500,000	519,995
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	650,520
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,192,340
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	490,000	410,537
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	476,596
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	343,000	68,600
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	147,000	551
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	723,088
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	680,000	680,034
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	195,000	156,571
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	785,000	588,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	$250,000	$260,758
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	200,000	209,332
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	289,246
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	345,000	360,967
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	475,000	519,394
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,275,779
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	239,410	193,455
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	59,939	45,736
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	15,996	10,623
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	79,566	864
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	150,000	154,611
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	225,000	232,207
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,170,000	1,135,707
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	235,320
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	467,129
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	499,933
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	657,414
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	215,000	212,517
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	330,000	323,024
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	341,393
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	70,168
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	245,000	231,410
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	820,000	819,877
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	130,000	120,878
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	150,000	133,974
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027 (a)	515,000	264,957
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042 (a)	470,000	236,636
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	1,565,000	1,633,704
Sterling, IL (Hoosier Care), 7.125%, 2034	650,000	639,574
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	475,000	429,685
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	115,000	120,676
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	365,000	343,549
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	780,000	814,133
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	1,500,000	1,594,170
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	245,000	271,289
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	370,000	402,945
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	441,503
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	742,191

		$37,854,644
Healthcare Revenue - Other - 0.3%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$705,000	$735,844

Human Services - 2.5%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$210,000	$130,200
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	325,000	201,500
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,055,000	1,059,684
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	500,000	489,650
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	367,238
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	1,075,558
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	115,772
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	620,000	617,563
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	985,000	885,574
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	1,030,000	1,024,284
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	997,130

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - continued
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	$165,000	$165,888

		$7,130,041
Industrial Revenue - Airlines - 6.7%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$555,000	$660,239
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	285,000	309,601
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	3,332,442
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	1,600,000	1,520,176
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	470,000	478,390
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	2,940,000	2,954,700
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	385,000	386,925
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024 (a)(d)	850,000	764,677
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,300,000	1,299,844
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,595,829
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025 (a)	5,485,000	4,964,474
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (a)	1,025,000	915,684

		$19,182,981
Industrial Revenue - Chemicals - 2.1%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$2,000,000	$2,145,100
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	75,000	76,697
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	1,082,720
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	610,000	676,258
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,935,187

		$5,915,962
Industrial Revenue - Environmental Services - 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	$695,000	$721,966
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	452,641
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,843,363
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	705,000	704,958

		$3,722,928
Industrial Revenue - Other - 6.1%
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	$440,000	$399,058
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	12,624	126
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	224,775	2,248
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,750,263
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	1,001,920
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	90,000	80,831
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	3,185,000	3,496,015
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	401,220
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	615,000	618,376
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	620,378
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	1,270,000	1,323,226
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	580,000	604,308
Pennsylvania Economic Development Financing Authority, (Amtrak Passenger Corp.), “A”, 6.375%, 2041	615,000	619,569
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak Passenger Corp.), “A”, 6.25%, 2031	2,000,000	2,011,780
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,262,096
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030 (a)(d)	395,000	213,300
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	1,120,000	1,128,523

		$17,533,237
Industrial Revenue - Paper - 3.1%
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), “A”, 6.55%, 2025	$1,115,000	$1,115,000
Brunswick & Glynn County, GA, Development Authority Rev. (Georgia-Pacific LLC), 5.55%, 2026	440,000	441,267
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	155,000	157,249

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	$2,150,000	$2,137,229
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	850,000	852,270
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	512,201
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,213,280
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	655,590
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	565,000	589,724
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (a)(d)	1,870,000	39,270
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	700,000	14,700

		$8,727,780
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$230,000	$244,465
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	150,000	159,944
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	520,000	538,855
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	885,000	858,353
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	500,508
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	240,675

		$2,542,800
Miscellaneous Revenue - Other - 4.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5.25%, 2015	$500,000	$506,970
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	215,000	217,958
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	170,000	170,648
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	330,000	325,677
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	200,000	181,204
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	245,000	277,698
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,285,000	1,456,882
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	235,000	247,556
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	390,000	320,947
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	150,000	148,098
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	705,000	715,568
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,135,718
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,350,000	1,356,116
Houston, TX, Industrial Development Corp. Rev. (Aero Syracuse LLC), 6.375%, 2023	75,000	72,455
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	65,000	70,315
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	455,000	498,430
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,065,000	1,157,154
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	895,000	960,818
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	1,125,000	1,107,686
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	100,000	100,241
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	85,000	89,536
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	165,000	153,320
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	145,000	139,632
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	822,722

		$12,233,349
Multi-Family Housing Revenue - 2.1%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$210,000	$211,002
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2052 (n)	2,000,000	2,059,540
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	439,568
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (d)(q)	1,095,000	618,336
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	660,080
MuniMae TE Bond Subsidiary LLC, FRN, 7.5%, 2049 (n)	1,678,524	1,595,387
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	449,842

		$6,033,755

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$460,000	$510,425

Port Revenue - 0.2%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$195,000	$202,067
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	375,000	385,958

		$588,025
Sales & Excise Tax Revenue - 3.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$275,000	$319,435
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	550,000	633,881
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	105,000	120,352
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	990,000	1,102,464
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	1,180,000	1,258,800
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	590,000	627,312
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	40,000	39,655
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	2,150,000	2,806,137
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “B”, 5%, 2037	1,000,000	1,014,660
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “B”, 5%, 2041	1,000,000	1,010,880
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	395,000	431,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	350,000	384,615
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	180,000	195,394
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	950,000	430,740

		$10,375,325
Single Family Housing - Local - 0.2%
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	$15,000	$13,268
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	140,000	141,193
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	50,000	51,819
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	40,000	41,672
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	125,000	126,005
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	75,000	75,639

		$449,596
Single Family Housing - State - 0.4%
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	$90,000	$94,582
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	75,000	79,172
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	30,000	31,282
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	140,000	145,606
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	700,000	728,749

		$1,079,391
Solid Waste Revenue - 1.1%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$85,000	$85,305
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,858,379
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	145,000	156,420

		$3,100,104
State & Agency - Other - 0.3%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$900,000	$903,699

State & Local Agencies - 0.8%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	$220,000	$221,727
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	620,000	666,804
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	260,000	279,809
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	370,000	434,373
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	540,000	582,217

		$2,184,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - 1.0%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$651,658
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	335,000	348,574
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	335,000	348,963
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	40,000	41,713
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	675,000	704,302
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	810,000	878,243

		$2,973,453
Tax - Other - 1.3%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	$710,000	$731,300
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	620,000	700,067
New York Dormitory Authority, State Personal Income Tax Rev.,”C”, 5%, 2034 (f)	1,670,000	1,904,585
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	395,000	447,101

		$3,783,053
Tax Assessment - 4.4%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$265,000	$272,916
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	590,000	418,829
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	190,000	149,483
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	823,509
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	460,243
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	715,000	755,326
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	630,000	555,162
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	145,000	141,890
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	245,406
Fishhawk Community Development District, FL, 7.04%, 2014	40,000	40,024
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	507,606
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	660,000	416,988
Homestead, Community Development District, FL, Special Assessment, “B”, 5.9%, 2013	250,000	150,353
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	170,000	76,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	100,000	88,292
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	415,000	344,081
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	355,000	262,018
Main Street Community Development District, FL, “A”, 6.8%, 2038	545,000	494,446
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	650,000	390,000
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (a)(d)	440,000	132,004
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	241,789
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	215,000	209,513
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	945,000	844,310
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	162,921
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	592,000	493,752
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	225,000	198,794
Parker Road Community Development District, FL, “A”, 5.6%, 2038	325,000	162,500
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	800,000	708,744
Paseo Community Development District, FL, “B”, 4.875%, 2010 (a)(d)	210,000	2
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	520,000	116,678
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	40,000	37,927
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	235,097
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010 (d)	175,000	127,750
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	500,000	402,915
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	1,070,000	460,442
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	785,000	702,190
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	210,000	90,300
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	233,524
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	490,000	460,963

		$12,615,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 7.2%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)	$1,530,000	$1,559,682
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	2,905,000	2,294,340
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	1,935,000	1,499,760
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	825,000	611,985
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,440,000	1,431,216
District of Columbia, Tobacco Settlement, 6.25%, 2024	810,000	821,834
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,035,000	779,127
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,096,620
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	880,000	997,999
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	2,645,000	2,950,736
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	3,270,000	324,907
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,460,954
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,080,000	1,095,131
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	525,000	534,539
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	16,333
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	2,095,000	1,575,796
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	1,440,000	1,557,000
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	130,000	135,786

		$20,743,745
Toll Roads - 2.2%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$4,115,000	$1,673,488
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,580,000	1,719,419
North Texas Tollway Authority Rev., 6%, 2038	1,505,000	1,738,471
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,110,000	1,270,717

		$6,402,095
Transportation - Special Tax - 0.5%
Arizona Transportation Board Highway Rev., “A”, 5%, 2036	$1,290,000	$1,453,895

Universities - Colleges - 14.8%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$1,055,000	$1,137,828
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	240,000	260,354
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	530,000	576,513
California State University Rev., “A”, 5%, 2037	1,950,000	2,127,353
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	370,000	371,129
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	397,496
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	510,000	527,213
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	2,500,000	2,575,075
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	663,038
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,380,000	1,109,368
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	905,000	980,984
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	300,000	325,149
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	270,000	298,512
Louisiana State University (Health Sciences Center Project), NATL, 6.375%, 2031	2,500,000	2,512,125
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	116,767
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2038 (u)	20,000,000	22,205,200
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	535,000	612,853
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	1,370,000	1,520,522
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	885,000	938,003
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	590,000	713,056
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	1,065,000	1,280,897
Northern Arizona University, AGM, 5%, 2036	10,000	10,804
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	105,000	111,559
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	295,000	309,670
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	540,000	570,078

		$42,251,546

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - 1.0%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$350,000	$359,279
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	380,000	367,376
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	415,000	455,973
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	1,215,000	1,335,382
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	155,000	165,064
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	215,000	227,939

		$2,911,013
Universities - Secondary Schools - 3.3%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.375%, 2045	$1,000,000	$1,059,700
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	160,000	162,010
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	130,000	133,255
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	570,000	597,035
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	350,000	371,144
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2040	380,000	388,166
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 7.625%, 2041	875,000	925,549
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	365,000	397,879
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	407,386
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	819,948
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	140,000	56,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	153,168
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	120,000	124,652
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	240,000	249,216
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	770,000	808,562
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	830,000	879,028
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	421,405
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	495,000	420,305
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	1,255,000	1,067,315

		$9,441,723
Utilities - Cogeneration - 0.4%
Alaska Industrial Development & Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$830,606
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	350,000	351,481

		$1,182,087
Utilities - Investor Owned - 5.7%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.),”A”, 5.85%, 2028	$1,875,000	$1,877,569
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), “A”, 5.375%, 2019	500,000	502,695
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	125,183
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	470,000	543,546
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,292,064
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	1,840,000	1,926,002
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	250,000	279,033
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	165,000	190,506
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,554,465
Matagorda County, TX, Navigation District No. 1 Rev. (Centerpoint Energy, Inc.), “A”, AMBAC, 5.25%, 2026	390,000	394,910
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	597,230
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,657,648
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	805,608
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	400,000	429,820
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	1,165,000	1,320,795
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,315,000	1,374,517
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016	540,000	540,902

		$16,412,493

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 0.4%
Long Island, NY, Power Authority, “A”, 5%, 2038	$1,155,000	$1,251,812

Utilities - Other - 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$210,000	$268,346
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	465,000	565,003
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	500,000	550,425
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	285,000	311,106
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	440,000	493,706
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	50,000	61,944
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	2,395,000	2,405,227
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	455,000	480,880
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	552,167
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	86,190
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	601,098
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	963,970
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	465,674

		$7,805,736
Water & Sewer Utility Revenue - 9.3%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$884,518
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,990,000	2,309,952
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	1,100,000	1,319,483
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	270,000	321,362
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	910,000	1,075,556
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	40,000	46,948
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,965,000	2,198,560
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	3,200,000	3,927,488
Houston, TX, Utility System Rev., “D”, 5%, 2036	855,000	961,182
King County, WA, Sewer Rev., 5%, 2040	2,750,000	3,052,445
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	1,280,000	1,414,669
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	335,000	411,135
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	1,345,000	1,504,880
New York Environmental Facilities, “C”, 5%, 2041	1,860,000	2,091,979
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	3,900,000	4,460,742
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	565,000	664,231

		$26,645,130
Total Municipal Bonds		$407,716,677

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	4,926,191	$4,926,191
Total Investments		$412,642,868

Other Assets, Less Liabilities - (4.4)%		(12,661,508)

Preferred shares (issued by the fund) - (39.7)%		(113,750,000)
Net assets applicable to common shares - 100.0%		$286,231,360

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,862,499, representing 2.4% of net assets applicable to common shares.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$1,000,000	$660,080
% of Net assets applicable to common shares			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 1/31/12

Futures Contracts Outstanding at 1/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	80	$11,635,000	March - 2012	$(207,164)

At January 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$407,716,677	$—	$407,716,677
Mutual Funds	4,926,191	—	—	4,926,191
Total Investments	$4,926,191	$407,716,677	$—	$412,642,868

Other Financial Instruments
Futures	$(207,164)	$—	$—	$(207,164)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Municipal Bonds
Balance as of 10/31/11	$178,062
Accrued discounts/premiums	24
Realized gain (loss)	(225,800)
Change in unrealized appreciation (depreciation)	213,453
Sales	(165,739)
Balance as of 1/31/12	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$383,594,235
Gross unrealized appreciation	$26,408,292
Gross unrealized depreciation	(13,668,047)
Net unrealized appreciation (depreciation)	$12,740,245

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	832,155	25,721,256	(21,627,220)	4,926,191

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$836	$4,926,191

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.